Balance Sheets ₪ in Thousands, $ in Thousands		Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents		₪ 9,421	$ 2,930	₪ 72,467
Other receivables		1,204	375	656
Current assets		10,625	3,305	73,123
LONG-TERM ASSETS:
Property, plant and equipment		39,607	12,319	34,981
Right-of-use assets		6,206	1,930	7,136
Other long-term assets		473	147	510
Long-term assets		46,286	14,396	42,627
Total assets		56,911	17,701	115,750
CURRENT LIABILITIES:
Trade payables		1,868	581	17,062
Current maturities of lease liabilities		654	203	694
Loan from others		60,421	18,793
Other payables		1,246	388	1,203
Current liabilities		64,189	19,965	18,959
LONG-TERM LIABILITIES:
Liability in respect of Government grants				14,812
Lease Liabilities		6,088	1,894	6,809
Loan from others				123,780
Warrants				16,354
Other payables		1,135	353
Severance pay liability, net		95	29	89
Long-Term Liabilities		7,318	2,276	161,844
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value: Authorized: 600,000,000 shares at December 31, 2020 and 2019; Issued and outstanding: 461,285,824 and 402,351,657, shares as of December 31, 2020 and 2019, respectively	[1]
Share premium		310,197	96,484	255,285
Accumulated deficit		(324,793)	(101,024)	(320,338)
Share holders equity		(14,596)	(4,540)	(65,053)
Equity and liabilities		₪ 56,911	$ 17,701	₪ 115,750

[1]	Represents less than NIS\USD 1.